Other Agreements (Detail Textuals) - USD ($)		1 Months Ended	3 Months Ended	6 Months Ended
	Jun. 06, 2019	Nov. 30, 2019	Jan. 31, 2020	Jan. 31, 2020
Other Agreement [Line Items]
Loss on settlement			$ (239,328)	$ (239,328)
Management Agreement | Satellites Dip, LLC, ("SD")
Other Agreement [Line Items]
Management fee description	NMG CC will be paid a management fee of 30% of Net Profits or $10,000 per month, whichever is greater
Loan, face amount	$ 250,000
Debt due date	Jun. 06, 2019
Interest rate per annum	12.00%
Settlement Agreement
Other Agreement [Line Items]
Percentage of proceeds received from the sale of inventory		100.00%
Brand Director Agreement
Other Agreement [Line Items]
Contribution fee		$ 5,000
License Agreement
Other Agreement [Line Items]
Monthly fee payable on a quarterly basis		100
Equipment Purchase Agreement
Other Agreement [Line Items]
Equipment purchase price		$ 235,685